ACCOUNTS RECEIVABLE, NET (Schedule of Allowance for Doubtful Accounts) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Balance at beginning of the year	$ 1,727	$ 4,458	$ 1,433
Charge to expenses	12,697	(2,661)	3,212
Write off			(7)
Exchange adjustment	(160)	(70)	(180)
Balance at end of the year	$ 3,815	$ 1,727	$ 4,458